Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Schedule of Cash and cash equivalents [Abstract]
Cash and cash equivalents	Cash and cash equivalents

(in €‘000)	December 31, 2022	December 31, 2021
Cash at banks	83,022	24,652
Total	83,022	24,652
The above figures reconcile to the amount of cash and cash equivalents shown in the consolidated statement of cash flows at the end of each reporting period.
The renewed credit facility is secured in part by pledges on the bank accounts. Refer to Note 25 for additional details and amounts.
The remaining cash and cash equivalents balance is at the free disposal of the Group for all periods presented.